Debt And Other Credit Facilities (Consolidated amount of non-recourse project-finance debt of a VIE) (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Nonrecourse project debt	$ 28		$ 34
Class A 3.5% Index Linked Bonds
Debt Instrument [Line Items]
Guaranteed secured bonds, percentage	3.50%	3.50%
Class B 5.9% Fixed Rate Bonds
Debt Instrument [Line Items]
Guaranteed secured bonds, percentage	5.90%	5.90%
Minimum
Debt Instrument [Line Items]
Subordinated notes payable, interest rate	11.25%
Maximum
Debt Instrument [Line Items]
Subordinated notes payable, interest rate	16.00%
United Kingdom, Pounds | Class A 3.5% Index Linked Bonds
Debt Instrument [Line Items]
Secured bonds | £		£ 56.0
United Kingdom, Pounds | Class B 5.9% Fixed Rate Bonds
Debt Instrument [Line Items]
Secured bonds | £		£ 16.7
United States of America, Dollars | Class A 3.5% Index Linked Bonds
Debt Instrument [Line Items]
Secured bonds	$ 79
United States of America, Dollars | Class B 5.9% Fixed Rate Bonds
Debt Instrument [Line Items]
Secured bonds	$ 24
Nonrecourse Project Finance Debt
Debt Instrument [Line Items]
Ownership percentage (in percentage)	50.00%	50.00%
Number of heavy equipment transporters	91
Number of heavy equipment transporters, term period, in years	22 years
Nonrecourse project debt | £		£ 84.9
Non-recourse debt bridge financing | £		£ 12.2
Payments Due
2018	$ 10
2019	10
2020	11
2021	5
2022	1
Beyond 2022	1
Fasttrax Limited Project | Nonrecourse Project Finance Debt | United States of America, Dollars
Debt Instrument [Line Items]
Nonrecourse project debt	120
Non-recourse debt bridge financing	$ 17